VY JPMorgan Emerging Markets Equity Portfolio Expense Example - VY JPMorgan Emerging Markets Equity Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 182
Expense Example, with Redemption, 3 Years	578
Expense Example, with Redemption, 5 Years	999
Expense Example, with Redemption, 10 Years	2,174
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	685
Expense Example, with Redemption, 10 Years	1,516
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	470
Expense Example, with Redemption, 5 Years	817
Expense Example, with Redemption, 10 Years	1,796
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	162
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	$ 1,960